Property plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost		R$ 76,529,554	R$ 73,479,063	R$ 68,794,058
Accumulated depreciation		(38,766,259)	(36,253,933)	(32,864,909)
Beginning balance		37,225,130	35,929,149
Acquisitions		4,949,985	3,552,134
Capitalized financial charges		203,135	192,207
Cost		(1,202,241)	1,521,854
Depreciation		356,548	(418,433)
Transfers to inventory			(16,838)
Transfers to intangible		(13,597)	(65,422)
Cost		(964,308)	(486,958)
Depreciation		828,934	396,379
Depreciation and amortization		(3,697,809)	(3,377,241)
Transfers to "non-current assets held for sale"			(1,701)
Net book value		37,763,295	37,225,130
Additions through acquisition of ER Plastics		77,518
Ending balance		37,763,295	37,225,130	35,929,149
Land [member]
IfrsStatementLineItems [Line Items]
Cost		667,845	687,764	683,031
Beginning balance		687,764	683,031
Cost		(19,916)	17,046
Transfers by concluded projects			244
Cost		(3)	(10,856)
Transfers to "non-current assets held for sale"			(1,701)
Net book value		667,845	687,764
Ending balance		667,845	687,764	683,031
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost		8,526,704	8,591,020	8,281,424
Accumulated depreciation		(3,561,627)	(3,409,532)	(3,159,185)
Beginning balance		5,181,488	5,122,239
Acquisitions		1,709	338
Cost		(173,496)	287,866
Depreciation		51,263	(88,406)
Transfers by concluded projects		86,609	13,965
Transfers to intangible			31,495
Cost		(7)	9,723
Depreciation			168
Depreciation and amortization		(203,358)	(195,900)
Net book value		4,965,077	5,181,488
Additions through acquisition of ER Plastics		20,868
Ending balance		4,965,077	5,181,488	5,122,239
Machinery and facilities [member]
IfrsStatementLineItems [Line Items]
Cost		58,708,355	57,535,343	53,401,832
Accumulated depreciation		(33,373,492)	(31,126,351)	(28,268,867)
Beginning balance		26,408,992	25,132,965
Acquisitions		296,719	160,297
Cost		(941,271)	1,118,655
Depreciation		285,016	(313,267)
Transfers by concluded projects		2,688,220	3,207,833
Transfers to intangible			(11,673)
Cost		(926,944)	(353,274)
Depreciation		815,220	387,005
Depreciation and amortization		(3,347,376)	(3,038,176)
Transfers to "non-current assets held for sale"			(2)
Disposals property plant and equipment transfer others			118,629
Net book value		25,334,863	26,408,992
Additions through acquisition of ER Plastics		56,288
Ending balance		25,334,863	26,408,992	25,132,965
Projects and stoppage in progress [member]
IfrsStatementLineItems [Line Items]
Cost	[1]	6,307,797	4,449,433	4,389,105
Accumulated depreciation	[1]		(40,095)
Beginning balance	[1]	4,409,338	4,389,105
Acquisitions	[1]	4,643,953	3,388,078
Capitalized financial charges	[1]	203,135	192,207
Cost	[1]	(38,966)	74,428
Transfers by concluded projects	[1]	(2,915,496)	(3,412,665)
Transfers to inventory	[1]		(16,838)
Transfers to intangible	[1]	(13,597)	(73,397)
Cost	[1]	(20,665)	(91,485)
Disposals property plant and equipment transfer others	[1]		(40,095)
Net book value	[1]	6,267,702	4,409,338
Ending balance	[1]	6,267,702	4,409,338	4,389,105
Other [member]
IfrsStatementLineItems [Line Items]
Cost		2,318,854	2,215,503	2,038,666
Accumulated depreciation		(1,791,045)	(1,677,954)	(1,436,857)
Beginning balance		537,549	601,809
Acquisitions		7,603	3,421
Cost		(28,592)	23,859
Depreciation		20,269	(16,760)
Transfers by concluded projects		140,667	190,623
Transfers to intangible			(11,847)
Cost		(16,689)	(41,066)
Depreciation		13,715	9,206
Depreciation and amortization		(147,074)	(143,164)
Transfers to "non-current assets held for sale"			2
Disposals property plant and equipment transfer others			(78,534)
Net book value		527,809	537,549
Additions through acquisition of ER Plastics		362
Ending balance		R$ 527,809	R$ 537,549	R$ 601,809

[1]	As of December 31, 2022, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$2,343,313 (2021: R$1,473,396), capitalized financial charges in the amount of R$365,374 (2021: R$237,519), inventories of spare parts in the amount of R$566,873 (2021: R$534,875), strategic projects ongoing in Brazil in the amount of R$713,813 (2021: R$351,657) and in Braskem America in the amount of R$126,055 (2021: R$136,342). The remainder corresponds mainly to projects for maintaining the production capacity of plants.